Private Placement	9 Months Ended
Mar. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Private Placement
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 4,500,000 Private Warrants at a price of $1.50 per Private Warrant, for an aggregate purchase price of $6,750,000. On November 24, 2020, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company sold an additional 58,000 Private Warrants to the Sponsor, at a price of $1.50 per Private Warrant, generating gross proceeds of $87,000. Each Private Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share. The proceeds from the sale of the Private Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.